LOANS	12 Months Ended
Dec. 31, 2019
Loans [Abstract]
LOANS (excluding covered loans)	Loans and Leases

First Financial offers clients a variety of commercial and consumer loan and lease products with various interest rates and payment terms. Commercial loan categories include C&I, CRE, construction real estate and lease financing. Consumer loan categories include residential real estate, home equity, installment and credit card.

Lending activities are primarily concentrated in states where the Bank operates banking centers (Ohio, Indiana, Kentucky and Illinois). First Financial also offers two nationwide lending platforms, one that provides equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector and another that provides loans primarily to insurance agents and brokers that are secured by commissions and cash collateral accounts.

Credit quality. To facilitate the monitoring of credit quality for commercial loans, and for purposes of determining an appropriate ALLL, First Financial utilizes the following categories of credit grades:

Pass - Higher quality loans that do not fit any of the other categories described below.

Special Mention - First Financial assigns a special mention rating to loans and leases with potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or lease or in First Financial's credit position at some future date.

Substandard - First Financial assigns a substandard rating to loans or leases that are inadequately protected by the current sound financial worth and paying capacity of the borrower or the collateral pledged, if any. Substandard loans and leases have well-defined weaknesses that jeopardize repayment of the debt. Substandard loans and leases are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not addressed.

Doubtful - First Financial assigns a doubtful rating to loans and leases with all of the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of currently existing facts, conditions and values. The possibility of loss is extremely high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

The credit grades previously described are derived from standard regulatory rating definitions and are assigned upon initial approval of credit to borrowers and updated periodically thereafter.

First Financial considers repayment performance as the best indicator of credit quality for consumer loans. Consumer loans that have principal and interest payments that are past due by 90 days or more are generally classified as nonperforming. Additionally, consumer loans that have been modified in a TDR are classified as nonperforming. Purchased impaired loans are not classified as nonperforming as the loans are considered to be performing under FASB ASC Topic 310-30.

Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2019
		Real Estate
(Dollars in thousands)	Commercial & industrial	Construction	Commercial	Lease financing	Total
Pass	$2,324,021	$493,182	$4,108,752	$85,262	$7,011,217
Special Mention	100,954	0	59,383	488	160,825
Substandard	40,902	0	26,516	2,614	70,032
Doubtful	0	0	0	0	0
Total	$2,465,877	$493,182	$4,194,651	$88,364	$7,242,074

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$1,040,787	$766,169	$82,385	$48,983	$1,938,324
Nonperforming	15,162	5,700	204	201	21,267
Total	$1,055,949	$771,869	$82,589	$49,184	$1,959,591

	As of December 31, 2018
		Real Estate
(Dollars in thousands)	Commercial & industrial	Construction	Commercial	Lease financing	Total
Pass	$2,432,834	$548,323	$3,664,434	$90,902	$6,736,493
Special Mention	24,594	603	38,653	0	63,850
Substandard	57,233	9	51,594	2,513	111,349
Doubtful	0	0	0	0	0
Total	$2,514,661	$548,935	$3,754,681	$93,415	$6,911,692

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$939,936	$811,108	$93,038	$46,382	$1,890,464
Nonperforming	15,710	6,174	174	0	22,058
Total	$955,646	$817,282	$93,212	$46,382	$1,912,522

Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2019
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$1,266	$3,332	$14,518	$19,116	$2,443,680	$2,462,796	$3,081	$2,465,877	$0
Lease financing	0	0	0	0	88,364	88,364	0	88,364	0
Construction real estate	0	0	0	0	493,167	493,167	15	493,182	0
Commercial real estate	776	857	5,613	7,246	4,151,513	4,158,759	35,892	4,194,651	0
Residential real estate	8,032	1,928	5,031	14,991	1,014,138	1,029,129	26,820	1,055,949	0
Home equity	2,530	1,083	2,795	6,408	762,863	769,271	2,598	771,869	0
Installment	111	50	148	309	82,022	82,331	258	82,589	0
Credit card	208	75	201	484	48,700	49,184	0	49,184	201
Total	$12,923	$7,325	$28,306	$48,554	$9,084,447	$9,133,001	$68,664	$9,201,665	$201

	As of December 31, 2018
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$13,369	$41	$7,423	$20,833	$2,488,450	$2,509,283	$5,378	$2,514,661	$0
Lease financing	352	0	0	352	93,063	93,415	0	93,415	0
Construction real estate	0	0	0	0	548,687	548,687	248	548,935	0
Commercial real estate	6,279	1,158	12,644	20,081	3,682,455	3,702,536	52,145	3,754,681	0
Residential real estate	11,060	2,976	4,535	18,571	902,404	920,975	34,671	955,646	0
Home equity	5,245	1,228	2,578	9,051	804,835	813,886	3,396	817,282	0
Installment	420	37	145	602	92,128	92,730	482	93,212	0
Credit card	541	96	63	700	45,682	46,382	0	46,382	63
Total	$37,266	$5,536	$27,388	$70,190	$8,657,704	$8,727,894	$96,320	$8,824,214	$63

Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower, coupled with other pertinent factors. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued but unpaid interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan classified as nonaccrual may return to accrual status if none of the principal and interest is due and unpaid, and the Bank expects repayment of the remaining contractual principal and interest.

Purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period provision for loan and lease losses or prospective yield adjustments.

Troubled debt restructurings. A loan modification is considered a TDR when the borrower is experiencing financial difficulty and concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, maturity extensions and modifications to principal amortization, including interest-only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is managed by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.

First Financial had 157 TDRs totaling $30.0 million at December 31, 2019, including $11.4 million of loans on accrual status and $18.5 million of loans classified as nonaccrual. First Financial had $2.5 million commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs, and the ALLL included reserves of $2.5 million related to TDRs as of December 31, 2019. For the years ended December 31, 2019, 2018 and 2017, First Financial charged off $2.6 million, $0.9 million and $0.3 million, respectively, for the portion of TDRs determined to be uncollectible. Additionally, as of December 31, 2019, approximately $4.7 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 196 TDRs totaling $38.5 million at December 31, 2018, including $16.1 million of loans on accrual status and $22.4 million of loans classified as nonaccrual. First Financial had no commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs. At December 31, 2018 the ALLL included reserves of $1.5 million related to TDRs, and $7.9 million of the accruing TDRs had been performing in accordance with the restructured terms for more than one year.

First Financial had 214 TDRs totaling $23.9 million at December 31, 2017, including $17.5 million of loans on accrual status and $6.4 million of loans classified as nonaccrual. First Financial had an insignificant amount of commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs. At December 31, 2017, the ALLL included reserves of $1.3 million related to TDRs, and $17.2 million of the accruing TDRs had been performing in accordance with the restructured terms for more than one year.

The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2019, 2018 and 2017:

	Years ended December 31,
	2019			2018			2017
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	8	$25,009	$25,071	17	$23,943	$23,890	7	$5,724	$5,661
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	9	3,024	2,932	8	3,385	3,150	8	1,816	1,758
Residential real estate	30	3,415	3,062	13	1,148	1,073	6	416	315
Home equity	14	395	366	5	95	192	1	39	39
Installment	2	41	39	0	0	0	0	0	0
Total	63	$31,884	$31,470	43	$28,571	$28,305	22	$7,995	$7,773

The following table provides information on how TDRs were modified during the years ended December 31, 2019, 2018 and 2017:

	Years Ended December 31,
(Dollars in thousands)	2019	2018	2017
Extended maturities	$2,877	$4,093	$3,261
Adjusted interest rates	5,284	52	2,767
Combination of rate and maturity changes	516	0	489
Forbearance	20,320	23,175	1,181
Other (1)	2,473	985	75
Total	$31,470	$28,305	$7,773
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

First Financial considers repayment performance as an indication of the effectiveness of the Company's loan modifications. Borrowers that are 90 days or more past due on any principal or interest payments, or who prematurely terminate a restructured loan agreement without paying off the contractual principal balance, are considered to be in payment default of the terms of the TDR agreement.

For the twelve months ended December 31, 2019, there were three TDRs with a balance of $7.0 million for which there was a payment default during the period that occurred within twelve months of the loan modification. For the twelve months ended December 31, 2018, there was one TDR with an insignificant balance for which there was a payment default during the period that occurred within twelve months of the loan modification. For the twelve months ended December 31, 2017, there was one TDR with a balance $1.5 million for which there was a payment default during the period that occurred within twelve months of the loan modification.

Impaired loans. Loans classified as nonaccrual and loans modified as TDRs are considered impaired. The following table provides information on impaired loans, excluding purchased impaired loans, as of December 31:

(Dollars in thousands)	2019	2018	2017
Impaired loans
Nonaccrual loans (1)
Commercial & industrial	$24,346	$30,925	$5,229
Lease financing	223	22	82
Construction real estate	0	9	29
Commercial real estate	7,295	20,500	10,616
Residential real estate	10,892	13,495	4,140
Home equity	5,242	5,580	3,743
Installment	167	169	243
Total nonaccrual loans	48,165	70,700	24,082
Accruing troubled debt restructurings	11,435	16,109	17,545
Total impaired loans	$59,600	$86,809	$41,627

Interest income effect
Gross amount of interest that would have been recorded under original terms	$5,813	$4,656	$3,397
Interest included in income
Nonaccrual loans	1,042	715	535
Troubled debt restructurings	801	642	710
Total interest included in income	1,843	1,357	1,245
Net impact on interest income	$3,970	$3,299	$2,152

Commitments outstanding to borrowers with nonaccrual loans	$3	$200	$0
(1) Nonaccrual loans include nonaccrual TDRs of $18.5 million, $22.4 million and $6.4 million as of December 31, 2019, 2018 and 2017, respectively.

First Financial individually reviews all impaired commercial loan relationships greater than $250,000, as well as consumer loan TDRs greater than $250,000, to determine if a specific allowance is necessary based on the borrower’s overall financial condition, resources, and payment record, support from guarantors and the realizable value of any collateral. Specific allowances are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans.

First Financial's investment in impaired loans, excluding purchased impaired loans, is as follows:

	December 31, 2019			December 31, 2018
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Current balance	Contractual principal balance	Related allowance
Loans with no related allowance recorded
Commercial & industrial	$16,726	$19,709	$0	$36,694	$42,561	$0
Lease financing	223	223	0	22	22	0
Construction real estate	0	0	0	9	26	0
Commercial real estate	10,160	17,897	0	23,513	31,375	0
Residential real estate	14,868	17,368	0	17,297	19,975	0
Home equity	5,700	6,462	0	6,351	7,461	0
Installment	204	341	0	174	563	0
Total	47,881	62,000	0	84,060	101,983	0

Loans with an allowance recorded
Commercial & industrial	10,754	21,513	2,044	939	939	667
Lease financing	0	0	0	0	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	671	675	113	1,509	1,509	461
Residential real estate	294	294	18	301	301	32
Home equity	0	0	0	0	0	0
Installment	0	0	0	0	0	0
Total	11,719	22,482	2,175	2,749	2,749	1,160

Total
Commercial & industrial	27,480	41,222	2,044	37,633	43,500	667
Lease financing	223	223	0	22	22	0
Construction real estate	0	0	0	9	26	0
Commercial real estate	10,831	18,572	113	25,022	32,884	461
Residential real estate	15,162	17,662	18	17,598	20,276	32
Home equity	5,700	6,462	0	6,351	7,461	0
Installment	204	341	0	174	563	0
Total	$59,600	$84,482	$2,175	$86,809	$104,732	$1,160

	Years ended December 31,
	2019		2018		2017
(Dollars in thousands)	Average balance	Interest income recognized	Average balance	Interest income recognized	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial & industrial	$31,846	$926	$14,498	$360	$13,167	$280
Lease financing	168	0	21	0	112	4
Construction real estate	6	0	20	2	601	1
Commercial real estate	18,757	357	24,738	490	20,935	563
Residential real estate	15,915	307	11,359	301	7,616	196
Home equity	5,893	121	5,541	114	4,032	99
Installment	170	2	274	2	332	4
Total	72,755	1,713	56,451	1,269	46,795	1,147

Loans with an allowance recorded
Commercial & industrial	4,721	87	900	44	1,204	28
Lease financing	57	0	0	0	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	1,339	31	1,402	18	2,634	40
Residential real estate	446	12	895	23	1,112	26
Home equity	0	0	80	3	101	4
Installment	0	0	0	0	0	0
Total	6,563	130	3,277	88	5,051	98

Total
Commercial & industrial	36,567	1,013	15,398	404	14,371	308
Lease financing	225	0	21	0	112	4
Construction real estate	6	0	20	2	601	1
Commercial real estate	20,096	388	26,140	508	23,569	603
Residential real estate	16,361	319	12,254	324	8,728	222
Home equity	5,893	121	5,621	117	4,133	103
Installment	170	2	274	2	332	4
Total	$79,318	$1,843	$59,728	$1,357	$51,846	$1,245

OREO. OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, that result in partial or total satisfaction of problem loans.

Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2019	2018	2017
Balance at beginning of year	$1,401	$2,781	$6,284
Additions
Commercial	415	1,269	1,732
Residential	2,033	1,913	2,387
Total additions	2,448	3,182	4,119
Disposals
Commercial	(541)	(2,967)	(5,409)
Residential	(912)	(830)	(1,574)
Total disposals	(1,453)	(3,797)	(6,983)
Valuation adjustments
Commercial	(112)	(355)	(439)
Residential	(251)	(410)	(200)
Total valuation adjustments	(363)	(765)	(639)
Balance at end of year	$2,033	$1,401	$2,781